Organization and Business Acquisitions (Details Narrative) (10-K) - Yingxi Industrial Chain Group Co., Ltd [Member] - USD ($)	Dec. 28, 2016	Dec. 15, 2016
Number of shares acquired	250,000,000
Number of shares issued	500,000,000
Equity investment percentage	100.00%
Beneficially owned percentage	99.00%
Equity Transfer Agreement [Member]
Equity investment percentage		100.00%
Business combination total consideration		$ 3,048,936
Equity Transfer Agreement [Member] | RMB [Member]
Business combination total consideration		$ 21,008,886